Shareholder Report, Holdings (Details)	Aug. 31, 2025
C000248741 | 85749T517 | State Street Institutional U.S. Government Money Market Fund-Opportunity Class, Opportunity Class
Holdings [Line Items]
Percent of Net Asset Value	61.00%
C000248741 | QQQ P578_20250903_L_SXM | Invesco QQQ Trust Series 1
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000248741 | Equity Option
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000248741 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	91.80%
C000248741 | QQQ P578_20250903_L_SXMEquity Option
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000248741 | 85749T517Money Market
Holdings [Line Items]
Percent of Net Asset Value	61.00%
C000248742 | 85749T517 | State Street Institutional U.S. Government Money Market Fund-Opportunity Class, Opportunity Class
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000248742 | QQQ C563_20250903_L_SXM | Invesco QQQ Trust Series 1
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000248742 | Equity Option
Holdings [Line Items]
Percent of Net Asset Value	36.20%
C000248742 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	63.80%
C000248742 | 85749T517Money Market
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000248742 | QQQ C563_20250903_L_SXMEquity Option
Holdings [Line Items]
Percent of Net Asset Value	5.40%